FAIR VALUE MEASUREMENTS (Details) - Schedule of Warrant Liability Measures - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrant Liability Measures [Line Items]
Change in fair value of private warrant liability measured with Level 3 inputs	$ (1,064)	$ 0		$ (919)	$ (3)	$ 86	$ (1,017)
MORINGA ACQUISITION CORP [Member]
Schedule of Warrant Liability Measures [Line Items]
Value of warrant liability measured with Level 3 inputs	27,284		$ 8,531	8,531	29,640	29,640
Value of warrant liability measured with Level 3 inputs			27,284			8,531	29,640
MORINGA ACQUISITION CORP [Member] | Level 3 inputs [Member]
Schedule of Warrant Liability Measures [Line Items]
Value of warrant liability measured with Level 3 inputs	$ 27,284		8,531	$ 8,531	$ 29,640	29,640
Change in fair value of private warrant liability measured with Level 3 inputs			18,753			(21,109)
Value of warrant liability measured with Level 3 inputs			$ 27,284			$ 8,531	$ 29,640